SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details 9) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator:
Net income basic earnings per share - income available to shareholders	$ 24,030	$ 42,962	$ 18,379
Net Income (Loss) Attributable to Parent, Diluted	$ 24,030	$ 42,962	$ 18,379
Weighted average shares outstanding
Denominator for basic net earnings per share	13,596,000	13,513,500	13,381,500
Effect of dilutive securities	194	155	141
Denominator for diluted net earnings per share	13,789,766	13,669,297	13,523,809
Basic net earnings per share from continuing operations	$ 1.78	$ 3.17	$ 1.37
Diluted net earnings per share from continuing operations	$ 1.72	$ 3.11	$ 1.36